Securities - Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 1,879		$ 1,879		$ 2,174
Dividend Income recognized	23	$ 21	47	$ 41
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,618		1,618		1,804
Dividend Income recognized	20	17	40	33
Preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	261		261		$ 370
Dividend Income recognized	$ 3	$ 4	$ 7	$ 8